Property And Plant, Net (Accrued Capital Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Accrued capital expenditures	$ 103	$ 92	$ 70